SALE OF STORE LOCATION (Tables)	12 Months Ended
Dec. 31, 2021
Mother Earth's Storehouse, Inc. [Member]
SCHEDULE OF POUGHKEEPSIE STORE ASSETS SOLD AND GAIN FROM THE SALE
Cash	$50,000
Issuance of promissory note	175,000
Consideration received	225,000
Inventory	175,000
Fixed assets, net book value	102,530
277,530
Net loss	$(52,530)